LEASE OBLIGATIONS (Details)	Dec. 31, 2020 USD ($)
LEASE OBLIGATIONS
2021	$ 161,394
2022	145,374
2023	125,790
2024	116,918
2025	43,970
Total	593,446
Less: interest	(87,788)
Present value of net minimum lease payments	505,658
Short term	125,449
Long term total	$ 380,209